23. Deferred revenue (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Revenue Tables
Liabilities related to assets held to sale
	2017	2016

Additional or extended warranties	27	35
Barter agreement	14	12
Services rendering agreement - Allpark	13	15
Back lights	104	85
Future revenue agreement (note 23.1)	-	100
Others	10	1
	168	248

Current	146	224
Noncurrent	22	24